Share-based Payment	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based Payment

12.Share-based payment:

Under the Company’s share-based payment arrangements, stock-based compensation expenses of $1,005,455 and $2,832,438 were recognized on equity share based awards and expenses of $110,859 and $3,263,437 on liability based awards in the consolidated statement of loss and comprehensive loss for the three and nine-month periods ended December 31, 2022 respectively (2021 - equity expenses of $1,013,795 and $6,251,713 respectively) and nil for liability based awards for the three and nine-month periods ended December 31, 2021.

As at December 31, 2022, the Company had the following share-based payment arrangements:

(a)	Company stock option plan:
(i)	Stock option plan:

The Company has established a stock option plan for directors, officers, employees and consultants. The exercise price of the stock options granted under the plan is not lower than the closing price of the common shares listed on the Nasdaq on the eve of the grant. The terms and conditions for acquiring and exercising options are set by the Board of Directors, subject to, among others, the following limitations: the term of the options cannot exceed ten years and every stock option granted under the stock option plan will be subject to conditions no less restrictive than a minimum vesting period of 18 months and a gradual and equal acquisition of vesting rights at least on a quarterly basis. The Company’s stock-option plan allows the Company to issue a number of stock options not exceeding 15% of the number of common shares issued and outstanding at the time of any grant. The total number of stock options issuable to a single holder cannot exceed 5% of the Company’s total issued and outstanding common shares at the time of the grant, provided that the maximum number of stock options issuable to a single consultant cannot exceed 2% of the Company’s total issued and outstanding common shares at the time of the grant.

The number and weighted average exercise prices of stock options are as follows:

		2022		2021
		Weighted		Weighted
		average		average
		exercise	Number of	exercise	Number of
	Notes	price	options	price	options
Options outstanding at April 1st, 2022 and 2021		$37.41	306,321	$65.91	121,208
Granted		1.60	229,715	29.97	220,125
Forfeited/Cancelled		16.00	(65,361)	37.82	(86,815)
Expired		50.71	(47,033)	90.20	(7,143)
Options outstanding at December 31, 2022 and 2021		$18.55	423,642	$45.10	247,375

Options exercisable at December 31, 2022 and 2021		$39.25	131,119	$56.59	98,387

	December 31, 2022
	Options outstanding		Exercisable options
	Weighted
	remaining		Weighted	Weighted
	contractual	Number of	Number of	average
	life	options	options	exercise
Exercise price	outstanding	outstanding	exercisable	price

$1.55 - $1.59	4.63	115,715	19,048	1.55
$1.60 - $6.07	4.74	114,000	—	—
$6.08 - $27.90	3.71	106,431	57,621	25.51
$27.91 - $42.96	3.55	28,669	10,804	30.23
$42.97 - $157.38	7.21	58,827	43,646	76.08
		423,642	131,119

The fair value of options granted has been estimated using the Black-Scholes option pricing model and based on the weighted average of certain assumptions. The Company granted respectively no options and 114,000 options to non-employees during the three and nine-

month periods ended December 31, 2022 (none for the three and nine-month periods ended December 31, 2021) resulting in a $128,680 and a nil stock-based compensation expense, respectively for the nine-month periods ended December 31, 2022 and 2021.

Nine-month periods ended
	December 31,	December 31,
Black-Scholes assumptions used	2022	2021

Share price	$10.50-$155.05	$18.20-$155.05
Exercise price	$10.50-$155.05	$19.25-$155.05
Dividend yield	nil	nil
Risk-free interest	0.13% - 2.04%	0.13% - 2.04%
Expected life (years)	3.54	3.47
Expected volatility	53.52% - 91.94%	53.52% - 86.04%

Stock-based compensation recognized under this plan amounted to $299,406 and $774,679 respectively for the three and nine-month periods ended December 31, 2022 (2021 - $162,735 and $1,598,378). Unrecognized compensation cost at December 31, 2022 is $399,386 with a weighted average period remaining of 1.03 years (2021 - $1,584,133 with a weighted average period remaining of 1.29 years).

(ii)	Non-market performance options:

On July 8, 2019, the Company granted 100,000 non-market performance options under the Company stock option plan at an exercise price of $4.43 per share to the CEO, expiring on July 8, 2029. These options vest after the attainment of non-market performance conditions within the following ten years. These non-market performance options required the approval of amendments to the stock option plan and therefore the fair value of these options was revalued up to the date of the approval of the amendments (grant date). None of these non-market performance options have vested as at December 31, 2022. These options were not exercisable as at December 31, 2022 and 2021.

No stock-based compensation expense was recognized during the three and nine-month periods ended December 31, 2022 (three and nine-month periods ended December 31, 2021- $99,849 and $301,013 respectively).

(iii)	Market performance options:

On July 8, 2019, the Company granted 157,142 market performance options under the Company stock option plan at an exercise price of $4.43 per share to the CEO, expiring on July 8, 2029. These options vest after the attainment of market performance conditions within the following ten years. Some of these market performance options required the approval of amendments to the stock option plan and therefore the fair value of these options was revaluated up to the date of the approval of the amendments (grant date).

The number and weighted average exercise prices of market performance options are as follows:

		2022		2021
		Weighted		Weighted
		average		average
		exercise	Number of	exercise	Number of
	Notes	price	options	price	options

Options outstanding at April 1, 2022 and 2021		$155.05	157,142	$155.05	157,142
Options outstanding at December 31, 2022 and 2021		$155.05	157,142	$155.05	157,142

Options exercisable at December 31, 2022 and 2021		$155.05	21,429	$155.05	21,429

Stock-based compensation recognized under this plan amounted to $573,588 and $1,776,579 respectively for the three and nine-month periods ended December 31, 2022. Stock-based compensation expenses of $618,162 and $1,863,558 were recognized for three and nine-month periods ended December 31, 2021 respectively. Unrecognized compensation cost at December 31, 2022 is $9,484,197 with a weighted average period remaining of 6.76 years (2021 - $12,610,370 with a weighted average period remaining of 7.76 years).

(b)	Deferred Share Units and Restricted Share Units:

The Company has established an equity incentive plan for employees, directors and consultants of the Company. The plan provides for the issuance of restricted share units, performance share units, restricted shares, deferred share units and other share-based awards, subject to restricted conditions as may be determined by the Board of Directors. Upon fulfillment of the restricted conditions, as the case may be, the plan provides for settlement of the awards outstanding through shares.

(i)	Deferred Share Units (“DSUs”)

The number and weighted average share prices of DSUs are as follows:

		2022		2021
		Weighted		Weighted
		average		average
		share	Number of	share	Number of
	Notes	price	DSUs	price	DSUs

DSUs outstanding at April 1, 2022 and 2021		$66.45	4,308	$63.00	1,202
DSUs outstanding at December 31, 2022 and 2021		$66.45	4,308	$19.00	4,308

DSUs exercisable at December 31, 2022 and 2021		$66.45	4,308	$48.18	1,976

Of the 4,308 DSUs outstanding as at December 31, 2022 (2021 – 4,308), 1,555 DSUs vested during the nine-month period ended December 31, 2021 upon services to be rendered during a period of twelve months from date of grant (2021 – 1,108). The fair value of the DSUs is determined to be the share price at the date of grant and is recognized as stock-based compensation, through additional paid-in capital, over the vesting period.

Stock-based compensation recognized under this plan amounted to $— and $13,025 respectively for the three and nine-month periods ended December 31, 2022. Stock-based compensation expenses of $23,928 and $29,235 were recognized for three and nine-month periods ended December 31, 2021 respectively.

(ii)Restricted Share Units (‘‘RSUs’’)

During the year ended March 31, 2020, as part of the employment agreement of the CEO, the Company granted RSUs which vest over three years in 36 equal instalments. During the year ended March 31, 2021, Neptune granted additional RSUs to the CEO and to executives of the Company, which vest over periods ranging from 6 months to 3 years. The fair value of the RSUs is determined to be the share price at the date of grant and is recognized as stock-based compensation, through additional paid-in capital, over the vesting period. The fair value of the RSUs granted during the nine-month period ended December 31, 2022 was $3.31 per unit.

		2022		2021
		Weighted		Weighted
		average		average
		share	Number of	share	Number of
	Notes	price	RSUs	price	RSUs

RSUs outstanding at April 1st, 2022 and 2021		$59.75	25,038	$92.08	95,845
Granted		3.31	436,449	—	11,751
Forfeited		19.25	(15,606)	—	(2,858)
Released through the issuance of common shares	10(d)	5.60	(269,599)	155.05	(51,095)
Withheld as payment of withholding taxes	10(d)	5.60	(173,493)	155.05	(27,133)
RSUs outstanding at December 31, 2022 and 2021		$60.04	2,789	$148.49	26,510

Stock-based compensation recognized under this plan amounted to $132,461 and $268,155 respectively for the three and nine-month periods ended December 31, 2022. Stock-based compensation expenses of $109,121 and $2,459,529 were recognized for three and nine-month periods ended December 31, 2021 respectively. There is no unrecognized compensation cost at December 31, 2022 (2021 - $501,720 unrecognized compensation cost with a weighted average remaining life of 0.76 years).

On November 14, 2021, the Company and its CEO entered into an agreement pursuant to which the CEO’s existing employment agreement was amended to waive the Company’s obligation to procure directors and officers insurance coverage of up to $15 million for the period covering July 1, 2021 to July 31, 2022. The parties agreed that if the Company had successfully completed a strategic partnership prior to December 31, 2021, the CEO would have been entitled to approximately $6.9 million in cash and would have been granted fully vested options to purchase 8.5 million shares of the Company’s common stock. As the strategic partnership was not consummated by December 31, 2021, the CEO was entitled to monthly cash payments for an aggregate value of approximately $6.9 million or the issuance over time of a fixed amount of fully vested RSUs, at the option of the Company.

The balance of the liability accrual to the CEO is $8,587 (including withholding taxes) as at December 31, 2022, in trade and other payables. The revaluation of the liability amounted to a loss of $110,859 and a gain of $3,263,437 respectively for the three and nine-month periods ended December 31, 2022 and were recorded into selling, general and administrative expenses (2021 – nil for both periods). During the three and nine-month periods ended December 31, 2022, settlements in RSUs were of $132,681 and $1,555,585 respectively. The compensation to be settled in RSUs or if the Company is unable to grant such RSUs, then a combination of cash and vested RSUs with equivalent value, is not reflected in the number of RSUs outstanding above.

(c)	Long term cash bonus:

According to the employment agreement with the CEO, a long-term incentive of $15 million is payable if the Company’s US market capitalization is at least $1 billion. The Company uses a risk-neutral Monte Carlo simulation to estimate the fair-value of this instrument and recognizes the incentive over the estimated period to reach the market capitalization.

As at December 31, 2022, the liability related to this long-term incentive of $23,000 ($88,688 as at March 31, 2022) is presented in Other liability in the consolidated balance sheets. During the nine-month period ended December 31, 2022, a recovery of $65,688 (2021 – a recovery of $238,155) was recorded in connection with the long-term incentive under selling, general and administrative expenses in the consolidated statement of loss. During the three-month period ended December 31, 2022, the Company recorded a recovery of $1,000 (2021 – a recovery of $85,468).

16.Share-based payment:

Under the Corporation’s share-based payment arrangements, a total stock-based compensation of $7,816,845 was recognized in the consolidated statement of loss and comprehensive loss for the twelve-month period ended March 31, 2022 (2021 - $9,885,138).

As at March 31, 2022, the Corporation had the following share-based payment arrangements:

(a)	Corporation stock option plan:
(i)	Stock option plan:

The Corporation has established a stock option plan for directors, officers, employees and consultants. The exercise price of the stock options granted under the plan is not lower than the closing price of the common shares listed on the TSX on the eve of the grant. The terms and conditions for acquiring and exercising options are set by the Board of Directors, subject, among others, to the following limitations: the term of the options cannot exceed ten years and every stock option granted under the stock option plan will be subject to conditions no less restrictive than a minimum vesting period of 18 months and a gradual and equal acquisition of vesting rights at least on a quarterly basis. The Corporation’s stock-option plan allows the Corporation to issue a number of stock options not exceeding 15% of the number of common shares issued and outstanding at the time of any grant. The total number of stock options issuable to a single holder cannot exceed 5% of the Corporation’s total issued and outstanding common shares at the time of the grant, with the maximum of 2% for any one consultant.

The number and weighted average exercise prices of stock options are as follows:

			2022		2021
			Weighted		Weighted
			average		average
			exercise	Number of	exercise	Number of
	Notes		price	options	price	options
Options outstanding at April 1st, 2022 and 2021			$65.91	121,208	$65.76	229,784
Granted			25.41	286,554	56.91	57,839
Exercised	14	(b)	—	—	51.88	(142,193)
Forfeited			37.41	(94,298)	127.32	(24,222)
Expired			89.90	(7,143)	—	—
Options outstanding at March 31, 2022 and 2021			$37.41	306,321	$65.91	121,208
Options exercisable at March 31, 2022 and 2021			$56.68	102,883	$67.23	61,526

	2022
	Options outstanding		Exercisable options
	Weighted
	remaining		Weighted	Weighted
	contractual	Number of	number of	average
Exercise	life	options	options	exercise
price	outstanding	outstanding	exercisable	price
$43.40 - $66.85	4.87	67,858	—	—
$66.86 - $71.75	4.35	135,071	29,665	69.30
$71.76 - $82.60	5.18	86,294	60,131	74.55
$82.61 - $181.65	2.61	10,350	7,102	149.45
$181.66 - $232.75	6.50	6,748	5,985	210.00
		306,321	102,883

The fair value of options granted has been estimated using the Black-Scholes option pricing model and based on the weighted average of the following assumptions for options granted to employees during the twelve-month period ended March 31, 2022 and 2021 as at the date of grant:

	Year ended	Year ended
	March 31, 2022	March 31, 2021
Exercise price and share price	$25.41	$56.91
Dividend yield	—	—
Risk-free interest	0.94%	0.46%
Estimated life (years)	4.29	3.74
Expected volatility	82.73%	98.65%

The weighted average fair value of the options granted to employees during the twelve-month period ended March 31, 2022 was $13.68 (2021 - $54.00).

Stock-based compensation recognized under this plan amounted to $2,101,474 for the twelve-month period ended March 31, 2022 (2021 - $1,363,318). Unrecognized compensation cost of $1,408,530 as at March 31, 2022 with a weighted average period remaining of 1.16 years. Unrecognized compensation cost of $1,662,751 as at March 31, 2021 with a weighted average period remaining of 1.55 years.

(ii)	Non-market performance options:

On July 8, 2019, the Corporation granted 100,000 non-market performance options under the Corporation stock option plan at an exercise price of $155.05 per share to the CEO, expiring on July 8, 2029. These options vest after the attainment of non-market performance conditions within the following ten years. These non-market performance options required the approval of amendments to the stock option plan and therefore the fair value of these options was revalued up to the date of approval of the amendments (grant date). None of these non-market performance options have vested as at March 31, 2022. These options were not exercisable as at March 31, 2022 and 2021.

During the twelve-month period ended March 31, 2022, changes in estimated probability of achievement of the non-market performance conditions or the expected number of years to achieve the performance conditions resulted in a recovery of stock-based compensation recognized under this plan amounted to $(689,464). Stock-based compensation expense of $88,621 was recognized for the year ended March 31, 2021.

(iii)	Market performance options:

On July 8, 2019, the Corporation granted 157,142 market performance options under the Corporation stock option plan at an exercise price of $155.05 per share to the CEO, expiring on July 8, 2029. These options vest after the attainment of market performance conditions within the following ten years. Some of these market performance options required the approval of amendments to the stock option plan and therefore the fair value of these options was revaluated up to the date of approval of the amendments (grant date).

The number and weighted average exercise prices of market performance options are as follows:

			2022		2021
			Weighted		Weighted
			average		average
			exercise	Number of	exercise	Number of
	Notes		price	options	price	options
Options outstanding at April 1, 2021 and 2020			$155.05	157,142	$154.12	157,857
Exercised	14	(b)	—	—	40.64	(715)
Options outstanding at March 31, 2022 and 2021			$155.05	157,142	$155.05	157,142
Options exercisable at March 31, 2022 and 2021			$155.05	21,429	$155.05	21,429

Stock-based compensation recognized under this plan amounted to $2,465,163 and $2,337,085 respectively for the years ended March 31, 2022 and 2021. Unrecognized compensation cost at March 31, 2022 is $12,134,126 with a weighted average period remaining of 1.16 years (2021 - $14,539,128 with a weighted average period remaining of 2.16 years).

(b)	Deferred Share Units, Restricted Share Units and Restricted Shares:

The Corporation has established an equity incentive plan for employees, directors and consultants of the Corporation. The plan provides for the issuance of restricted share units, performance share units, restricted shares, deferred share units and other share-based awards, subject to restricted conditions as may be determined by the Board of Directors. Upon fulfillment of the restricted conditions, as the case may be, the plan provides for settlement of the awards outstanding through shares.

(i)	Deferred Share Units (“DSUs”)

The number and weighted average share prices of DSUs are as follows:

			2022		2021
			Weighted		Weighted
			average		average
			share	Number of	share	Number of
	Notes		price	DSUs	price	DSUs
DSUs outstanding at April 1, 2022 and 2021			$63.00	3,362	$68.39	3,544
Granted			19.26	3,106	63.00	1,199
Released through the issuance of common shares	14	(c)	—	—	68.82	(1,381)
DSUs outstanding at March 31, 2022 and 2021			$66.45	6,468	$63.00	3,362
DSUs exercisable at March 31, 2022 and 2021			$39.93	2,753	$58.50	809

Of the 6,468 DSUs outstanding as at March 31, 2022 (2021 – 3,362), 1,944 DSUs vested upon services to be rendered during a period of twelve months from date of grant (2021 – 809). The fair value of the DSUs is determined to be the share price at the date of grant and is recognized as stock-based compensation, through additional paid-in capital, over the vesting period.

Stock-based compensation recognized under this plan amounted to $49,826 and $63,407 respectively for the years ended March 31, 2022 and 2021.Unrecognized compensation cost of $11,873 as at March 31, 2022 with a weighted average period remaining of 0.31 years. ($4,992 unrecognized compensation cost as at March 31, 2021 with a weighted average period remaining of 0.11 years).

(ii)	Restricted Share Units (“RSUs”)

During the year ended March 31, 2020, as part of the employment agreement of the CEO, the Corporation granted RSUs which vest over three years in 36 equal instalments. During the year ended March 31, 2021, Neptune granted additional RSUs to the CEO and to executives of the Corporation, which vest over periods ranging from 6 months to 3 years. The fair value of the RSUs is determined to be the share price at the date of grant and is recognized as stock-based compensation, through additional paid-in capital, over the vesting period. The fair value of the RSUs granted during the twelve-month period ended March 31, 2022 was $16.19 per unit (2021 - $58.50).

			2022		2021
			Weighted		Weighted
			average		average
			share	Number of	share	Number of
	Notes		price	RSUs	price	RSUs
RSUs outstanding at April 1st, 2022 and 2021			$92.08	95,845	$155.05	59,999
Granted			16.19	111,915	58.50	62,514
Forfeited			51.65	(10,538)	—	—
Released through the issuance of common shares	14	(d)	50.53	(108,079)	155.05	(16,414)
Withheld as payment of withholding taxes	14	(d)	10.61	(64,105)	155.05	(10,254)
RSUs outstanding at March 31, 2022 and 2021			$59.75	25,038	$92.08	95,845

Stock-based compensation recognized under this plan amounted to $3,889,846 and $5,931,983 respectively for the years ended March 31, 2022 and 2021. Unrecognized compensation cost at March 31, 2022 is $235,075 with a weighted average remaining life of 1.30 years (2021 - $5,081,038 unrecognized compensation cost with a weighted average remaining life of 0.6 years).

On November 14, 2021, the Corporation and its CEO entered into an agreement pursuant to which the CEO’s existing employment agreement was amended to waive the Corporation’s obligation to procure directors and officers insurance coverage of up to $15 million for the period covering July 1, 2021 to July 31, 2022. The parties agreed that if the Corporation had successfully completed a strategic partnership prior to December 31, 2021, the CEO would have been entitled to approximately $6.9 million in cash and would have been granted fully vested options to purchase 8.5 million shares of the Corporation’s common stock. As the strategic partnership was not consummated by December 31, 2021, the CEO will be entitled to a grant of vested RSUs with a value of approximately $4.7 million. The Corporation has accrued the liability to the CEO $4,708,063 as at March 31, 2022 in trade and other payables, with a charge to selling general and administrative expenses. The compensation to be settled in RSUs or if the Corporation is unable to grant such RSUs, then a combination of cash and vested RSUs with equivalent value, is not reflected in the number of RSUs outstanding above.

(iii)	Restricted Shares

During the year ended March 31, 2021, the Corporation granted restricted shares to employees for past services. The fair value of the restricted shares is determined to be the higher of the 10-day VWAP on TSX and Nasdaq prior to the date of grant and is recognized as stock-based compensation, through additional paid-in capital on date of release.

The number and weighted average share prices of restricted shares are as follows:

			2022		2021
			Weighted		Weighted
			average		average
			share	Number of	share	Number of
	Notes		price	RSUs	price	RSUs
Restricted shares outstanding at April 1st, 2022 and 2021			$—	—	$—	—
Granted			—	—	146.65	1,004
Forfeited			—	—	146.65	(154)
Released through the issuance of common shares	14	(e)	—	—	146.65	(850)
Restricted shares outstanding at March 31, 2022 and 2021			$—	—	$—	—
Restricted shares exercisable at March 31, 2022 and 2021			$—	—	$—	—

Stock-based compensation recognized under this plan amounted to nil and $100,724 for the years ended March 31, 2022 and 2021.

(c)	Long term cash bonus:

According to the employment agreement with the CEO, a long-term incentive of $15 million is payable if the Corporation’s US market capitalization is at least $1 billion. Based on the risk-neutral Monte Carlo simulation, the Corporation could reach this market capitalization in 6.51 years (2021 – 5.56 years). The incentive is recognized over the estimated period to reach the market capitalization. The assumptions used in the simulation include a risk free-rate of 2.32% and a volatility of 67.35% (respectively 1.74% and 66.46% for the previous year). As at March 31, 2022, the liability related to this long-term incentive of $88,688 ($393,155 as at March 31, 2021) is presented in Other liability in the consolidated balance sheets. During the year ended March 31, 2022, a recovery of $304,467 (2021- a recovery of $471,341) was recorded in connection with the long-term incentive under selling, general and administrative expenses in the consolidated statement of loss.